UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Valinor Management, LLC

Address:  90 Park Avenue, 40th Floor
          New York, New York  10016

13F File Number: 028-12747

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   David Angstreich
Title:  Chief Financial Officer
Phone:  (212) 918-5245


Signature, Place and Date of Signing:

 /s/ David Angstreich           New York, New York           February 12, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE



Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         2

Form 13F Information Table Entry Total:    121

Form 13F Information Table Value Total:  $1,222,936
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.    Form 13F File Number   Name

1.     028-12749              Valinor Capital Partners, L.P.

2.     028-13290              Valinor Capital Partners Offshore Master Fund, LP
----  ---------------------   ------------------------------------------



                                                    FORM 13F INFORMATION TABLE
                                                        December 31, 2009


COLUMN 1                      COLUMN  2        COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6    COLUMN 7       COLUMN 8

                              TITLE                       VALUE     SHRS OR   SH/ PUT/  INVESTMENT    OTHER       VOTING AUTHORITY
NAME OF ISSUER                OF CLASS         CUSIP      (X$1000)  PRN AMT   PRN CALL  DISCRETION    MANAGERS  SOLE    SHARED  NONE
--------------               ---------        ------     ---------  -------  --------- -----------   --------- -----   ------- -----
ALTISOURCE PORTFOLIO SOLNS S  REG SHS          L0175J104      252      12,011 SH      SHARED-DEFINED   2         12011   0       0
AMEDISYS INC                  COM              023436108    7,226     148,700    PUT  SHARED-DEFINED   1        148700   0       0
AMEDISYS INC                  COM              023436108    9,166     188,600    PUT  SHARED-DEFINED   2        188600   0       0
AMERICA MOVIL SAB DE CV       SPON ADR L SHS   02364W105    5,866     124,856 SH      SHARED-DEFINED   1        124856   0       0
AMERICA MOVIL SAB DE CV       SPON ADR L SHS   02364W105    8,069     171,753 SH      SHARED-DEFINED   2        171753   0       0
AMERICAN EAGLE OUTFITTERS NE  COM              02553E106    5,685     334,829 SH      SHARED-DEFINED   1        334829   0       0
AMERICAN EAGLE OUTFITTERS NE  COM              02553E106    7,202     424,171 SH      SHARED-DEFINED   2        424171   0       0
AMERICAN TOWER CORP           CL A             029912201    6,680     154,601 SH      SHARED-DEFINED   1        154601   0       0
AMERICAN TOWER CORP           CL A             029912201    8,746     202,398 SH      SHARED-DEFINED   2        202398   0       0
AMERICAN WTR WKS CO INC NEW   COM              030420103   16,395     731,577 SH      SHARED-DEFINED   1        731577   0       0
AMERICAN WTR WKS CO INC NEW   COM              030420103   22,553   1,006,363 SH      SHARED-DEFINED   2       1006363   0       0
ARKANSAS BEST CORP DEL        COM              040790107    4,267     144,973 SH      SHARED-DEFINED   1        144973   0       0
ARKANSAS BEST CORP DEL        COM              040790107    5,869     199,427 SH      SHARED-DEFINED   2        199427   0       0
ASSURANT INC                  COM              04621X108   15,627     530,075 SH      SHARED-DEFINED   1        530075   0       0
ASSURANT INC                  COM              04621X108   21,496     729,175 SH      SHARED-DEFINED   2        729175   0       0
BALLY TECHNOLOGIES INC        COM              05874B107    5,116     123,901 SH      SHARED-DEFINED   1        123901   0       0
BALLY TECHNOLOGIES INC        COM              05874B107    7,037     170,440 SH      SHARED-DEFINED   2        170440   0       0
BANK OF AMERICA CORPORATION   COM              060505104   13,105     870,179 SH      SHARED-DEFINED   1        870179   0       0
BANK OF AMERICA CORPORATION   COM              060505104   16,606   1,102,687 SH      SHARED-DEFINED   2       1102687   0       0
BANK OF AMERICA CORPORATION   UNIT 99/99/9999  060505419    6,519     436,941 SH      SHARED-DEFINED   1        436941   0       0
BANK OF AMERICA CORPORATION   UNIT 99/99/9999  060505419    8,968     601,059 SH      SHARED-DEFINED   2        601059   0       0
BOSTON SCIENTIFIC CORP        COM              101137107    3,173     352,519 SH      SHARED-DEFINED   1        352519   0       0
BOSTON SCIENTIFIC CORP        COM              101137107    4,019     446,581 SH      SHARED-DEFINED   2        446581   0       0
BRINKS HOME SEC HLDGS INC     COM              109699108    6,268     192,043 SH      SHARED-DEFINED   1        192043   0       0
BRINKS HOME SEC HLDGS INC     COM              109699108    7,942     243,313 SH      SHARED-DEFINED   2        243313   0       0
CARDINAL HEALTH INC           COM              14149Y108    8,033     249,178 SH      SHARED-DEFINED   1        249178   0       0
CARDINAL HEALTH INC           COM              14149Y108   11,051     342,771 SH      SHARED-DEFINED   2        342771   0       0
CHECK POINT SOFTWARE TECH LT  ORD              M22465104   12,454     367,577 SH      SHARED-DEFINED   1        367577   0       0
CHECK POINT SOFTWARE TECH LT  ORD              M22465104   15,782     465,825 SH      SHARED-DEFINED   2        465825   0       0
CON-WAY INC                   COM              205944101    9,077     260,022 SH      SHARED-DEFINED   1        260022   0       0
CON-WAY INC                   COM              205944101   12,487     357,689 SH      SHARED-DEFINED   2        357689   0       0
COVANTA HLDG CORP             COM              22282E102   15,732     869,677 SH      SHARED-DEFINED   1        869677   0       0
COVANTA HLDG CORP             COM              22282E102   21,642   1,196,335 SH      SHARED-DEFINED   2       1196335   0       0
COVIDIEN PLC                  SHS              G2554F105    5,756     120,190 SH      SHARED-DEFINED   1        120190   0       0
COVIDIEN PLC                  SHS              G2554F105    7,293     152,282 SH      SHARED-DEFINED   2        152282   0       0
DANA HOLDING CORP             COM              235825205    8,849     816,329 SH      SHARED-DEFINED   1        816329   0       0
DANA HOLDING CORP             COM              235825205   12,173   1,122,949 SH      SHARED-DEFINED   2       1122949   0       0
DIRECTV                       COM CL A         25490A101    2,298      68,896 SH      SHARED-DEFINED   1         68896   0       0
DIRECTV                       COM CL A         25490A101    2,912      87,304 SH      SHARED-DEFINED   2         87304   0       0
DR PEPPER SNAPPLE GROUP INC   COM              26138E109   15,019     530,696 SH      SHARED-DEFINED   1        530696   0       0
DR PEPPER SNAPPLE GROUP INC   COM              26138E109   20,660     730,029 SH      SHARED-DEFINED   2        730029   0       0
DSW INC                       CL A             23334L102   12,195     471,206 SH      SHARED-DEFINED   1        471206   0       0
DSW INC                       CL A             23334L102   15,451     597,024 SH      SHARED-DEFINED   2        597024   0       0
E TRADE FINANCIAL CORP        COM              269246104    5,185   2,945,857 SH      SHARED-DEFINED   1       2945857   0       0
E TRADE FINANCIAL CORP        COM              269246104    7,132   4,052,343 SH      SHARED-DEFINED   2       4052343   0       0
EDUCATION MGMT CORP NEW       COM              28140M103    8,602     390,819 SH      SHARED-DEFINED   1        390819   0       0
EDUCATION MGMT CORP NEW       COM              28140M103   11,833     537,613 SH      SHARED-DEFINED   2        537613   0       0
ELECTRONIC ARTS INC           COM              285512109    2,753     155,105 SH      SHARED-DEFINED   1        155105   0       0
ELECTRONIC ARTS INC           COM              285512109    3,488     196,533 SH      SHARED-DEFINED   2        196533   0       0
ERICSSON L M TEL CO           ADR B SEK 10     294821608   16,209   1,763,721 SH      SHARED-DEFINED   1       1763721   0       0
ERICSSON L M TEL CO           ADR B SEK 10     294821608   22,297   2,426,188 SH      SHARED-DEFINED   2       2426188   0       0
FIDELITY NATL INFORMATION SV  COM              31620M106    3,373     143,902 SH      SHARED-DEFINED   1        143902   0       0
FIDELITY NATL INFORMATION SV  COM              31620M106    4,272     182,267 SH      SHARED-DEFINED   2        182267   0       0
GOLDMAN SACHS GROUP INC       COM              38141G104   15,768      93,390 SH      SHARED-DEFINED   1         93390   0       0
GOLDMAN SACHS GROUP INC       COM              38141G104   21,691     128,469 SH      SHARED-DEFINED   2        128469   0       0
GOOGLE INC                    CL A             38259P508    6,953      11,215 SH      SHARED-DEFINED   1         11215   0       0
GOOGLE INC                    CL A             38259P508    8,810      14,210 SH      SHARED-DEFINED   2         14210   0       0
GRAPHIC PACKAGING HLDG CO     COM              388689101    3,428     987,777 SH      SHARED-DEFINED   1        987777   0       0
GRAPHIC PACKAGING HLDG CO     COM              388689101    4,715   1,358,794 SH      SHARED-DEFINED   2       1358794   0       0
GYMBOREE CORP                 COM              403777105   13,093     300,780 SH      SHARED-DEFINED   1        300780   0       0
GYMBOREE CORP                 COM              403777105   17,206     395,270 SH      SHARED-DEFINED   2        395270   0       0
HARMAN INTL INDS INC          COM              413086109    6,482     183,721 SH      SHARED-DEFINED   1        183721   0       0
HARMAN INTL INDS INC          COM              413086109    8,916     252,728 SH      SHARED-DEFINED   2        252728   0       0
HUNTSMAN CORP                 COM              447011107    3,119     276,264 SH      SHARED-DEFINED   1        276264   0       0
HUNTSMAN CORP                 COM              447011107    3,952     350,036 SH      SHARED-DEFINED   2        350036   0       0
IAC INTERACTIVECORP           COM PAR $.001    44919P508    9,471     462,451 SH      SHARED-DEFINED   1        462451   0       0
IAC INTERACTIVECORP           COM PAR $.001    44919P508   12,004     586,118 SH      SHARED-DEFINED   2        586118   0       0
ICONIX BRAND GROUP INC        COM              451055107   15,043   1,187,318 SH      SHARED-DEFINED   1       1187318   0       0
ICONIX BRAND GROUP INC        COM              451055107   20,694   1,633,282 SH      SHARED-DEFINED   2       1633282   0       0
JARDEN CORP                   COM              471109108   15,231     492,745 SH      SHARED-DEFINED   1        492745   0       0
JARDEN CORP                   COM              471109108   20,952     677,824 SH      SHARED-DEFINED   2        677824   0       0
JAZZ PHARMACEUTICALS INC      COM              472147107    2,126     269,819 SH      SHARED-DEFINED   1        269819   0       0
JAZZ PHARMACEUTICALS INC      COM              472147107    2,747     348,626 SH      SHARED-DEFINED   2        348626   0       0
LAMAR ADVERTISING CO          CL A             512815101    5,725     184,151 SH      SHARED-DEFINED   1        184151   0       0
LAMAR ADVERTISING CO          CL A             512815101    7,876     253,319 SH      SHARED-DEFINED   2        253319   0       0
LEAR CORP                     COM NEW          521865204    3,196      47,245 SH      SHARED-DEFINED   1         47245   0       0
LEAR CORP                     COM NEW          521865204    4,049      59,855 SH      SHARED-DEFINED   2         59855   0       0
LENDER PROCESSING SVCS INC    COM              52602E102    3,585      88,182 SH      SHARED-DEFINED   1         88182   0       0
LENDER PROCESSING SVCS INC    COM              52602E102    4,542     111,708 SH      SHARED-DEFINED   2        111708   0       0
M & F WORLDWIDE CORP          COM              552541104    6,466     163,687 SH      SHARED-DEFINED   1        163687   0       0
M & F WORLDWIDE CORP          COM              552541104    8,196     207,494 SH      SHARED-DEFINED   2        207494   0       0
MDS INC                       COM              55269P302    5,027     657,137 SH      SHARED-DEFINED   1        657137   0       0
MDS INC                       COM              55269P302    6,915     903,963 SH      SHARED-DEFINED   2        903963   0       0
MILLIPORE CORP                COM              601073109    4,193      57,957 SH      SHARED-DEFINED   1         57957   0       0
MILLIPORE CORP                COM              601073109    5,313      73,429 SH      SHARED-DEFINED   2         73429   0       0
MONSANTO CO NEW               COM              61166W101   12,833     156,978 SH      SHARED-DEFINED   1        156978   0       0
MONSANTO CO NEW               COM              61166W101   17,653     215,939 SH      SHARED-DEFINED   2        215939   0       0
MORGAN STANLEY                COM NEW          617446448   11,726     396,149 SH      SHARED-DEFINED   1        396149   0       0
MORGAN STANLEY                COM NEW          617446448   16,130     544,945 SH      SHARED-DEFINED   2        544945   0       0
NALCO HOLDING COMPANY         COM              62985Q101    4,629     181,457 SH      SHARED-DEFINED   1        181457   0       0
NALCO HOLDING COMPANY         COM              62985Q101    5,865     229,923 SH      SHARED-DEFINED   2        229923   0       0
PEPSICO INC                   COM              713448108    9,573     157,449 SH      SHARED-DEFINED   1        157449   0       0
PEPSICO INC                   COM              713448108   13,169     216,589 SH      SHARED-DEFINED   2        216589   0       0
PHARMERICA CORP               COM              71714F104    4,347     273,726 SH      SHARED-DEFINED   1        273726   0       0
PHARMERICA CORP               COM              71714F104    5,979     376,538 SH      SHARED-DEFINED   2        376538   0       0
PHH CORP                      COM NEW          693320202    6,756     419,372 SH      SHARED-DEFINED   1        419372   0       0
PHH CORP                      COM NEW          693320202    9,294     576,890 SH      SHARED-DEFINED   2        576890   0       0
POPULAR INC                   COM              733174106   15,951   7,058,099 SH      SHARED-DEFINED   1       7058099   0       0
POPULAR INC                   COM              733174106   21,943   9,709,175 SH      SHARED-DEFINED   2       9709175   0       0
QUALCOMM INC                  COM              747525103   15,251     329,674 SH      SHARED-DEFINED   1        329674   0       0
QUALCOMM INC                  COM              747525103   20,431     441,656 SH      SHARED-DEFINED   2        441656   0       0
REGIONS FINANCIAL CORP NEW    COM              7591EP100   14,310   2,705,160 SH      SHARED-DEFINED   1       2705160   0       0
REGIONS FINANCIAL CORP NEW    COM              7591EP100   19,685   3,721,240 SH      SHARED-DEFINED   2       3721240   0       0
RESEARCH IN MOTION LTD        COM              760975102   10,127     149,941 SH      SHARED-DEFINED   1        149941   0       0
RESEARCH IN MOTION LTD        COM              760975102   13,931     206,259 SH      SHARED-DEFINED   2        206259   0       0
SCHWEITZER-MAUDUIT INTL INC   COM              808541106    5,154      73,266 SH      SHARED-DEFINED   1         73266   0       0
SCHWEITZER-MAUDUIT INTL INC   COM              808541106    7,090     100,786 SH      SHARED-DEFINED   2        100786   0       0
SPDR GOLD TRUST               GOLD SHS         78463V107    5,203      48,490 SH      SHARED-DEFINED   1         48490   0       0
SPDR GOLD TRUST               GOLD SHS         78463V107    7,158      66,704 SH      SHARED-DEFINED   2         66704   0       0
STAPLES INC                   COM              855030102    5,394     219,346 SH      SHARED-DEFINED   1        219346   0       0
STAPLES INC                   COM              855030102    6,835     277,939 SH      SHARED-DEFINED   2        277939   0       0
TAKE-TWO INTERACTIVE SOFTWAR  COM              874054109    2,786     277,202 SH      SHARED-DEFINED   1        277202   0       0
TAKE-TWO INTERACTIVE SOFTWAR  COM              874054109    3,665     364,698 SH      SHARED-DEFINED   2        364698   0       0
TRANSDIGM GROUP INC           COM              893641100   15,773     332,133 SH      SHARED-DEFINED   1        332133   0       0
TRANSDIGM GROUP INC           COM              893641100   20,608     433,940 SH      SHARED-DEFINED   2        433940   0       0
UNION PAC CORP                COM              907818108    4,520      70,733 SH      SHARED-DEFINED   1         70733   0       0
UNION PAC CORP                COM              907818108    5,727      89,617 SH      SHARED-DEFINED   2         89617   0       0
WYNDHAM WORLDWIDE CORP        COM              98310W108   22,086   1,094,979 SH      SHARED-DEFINED   1       1094979   0       0
WYNDHAM WORLDWIDE CORP        COM              98310W108   30,381   1,506,262 SH      SHARED-DEFINED   2       1506262   0       0
YAHOO INC                     COM              984332106   14,998     893,792 SH      SHARED-DEFINED   1        893792   0       0
YAHOO INC                     COM              984332106   20,631   1,229,508 SH      SHARED-DEFINED   2       1229508   0       0


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